Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt (gross)	$ (1,194,303)	$ (1,240,583)
Less: Deferred financing costs	20,711	23,853
Total debt, net of deferred financing costs	(1,173,592)	(1,216,730)
Current portion of long-term debt and short-term debt	(353,334)
Long-term debt	(820,258)	(874,164)
Golar debt
Debt Instrument [Line Items]
Total debt, net of deferred financing costs	(822,840)
Current portion of long-term debt and short-term debt	(66,111)
Long-term debt	(756,729)
Gimi facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt (gross)	(630,000)	(630,000)
Unsecured Bonds | Long-term debt
Debt Instrument [Line Items]
Total debt (gross)	(199,905)	(199,869)
Golar Arctic facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(10,943)	(14,589)
CSSC VIE debt- Hilli Facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(353,455)	(396,125)
VIE debt
Debt Instrument [Line Items]
Subtotal (excluding lessor VIE debt)	(840,848)	(844,458)
Total debt, net of deferred financing costs	(350,752)
Current portion of long-term debt and short-term debt	(287,223)
Long-term debt	$ (63,529)	$ (93,617)